SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Schedule of accounts receivables credit losses (Detail) - USD ($) $ in Thousands	6 Months Ended
	Dec. 31, 2020	Jul. 01, 2020
Accounts Receivable Allowance For Credit Loss [Line Items]
Adoption of ASU 2016-13		$ 752,133
Accounts receivable [Member]
Accounts Receivable Allowance For Credit Loss [Line Items]
Balance at the beginning of year	$ 41,618
Provision for expected credit losses, net of recoveries	1,208
Amounts written off charged against the allowance	(2,688)
Translation adjustments	4,628
Balance at the end of year	64,573
Accounts receivable [Member] | Adoption of ASU 2016-13 [Member]
Accounts Receivable Allowance For Credit Loss [Line Items]
Adoption of ASU 2016-13	$ 19,807